Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share ("EPS") [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2023	2022	2021
Profit/(loss) for the period used for calculation of EPS - basic	$161,353	$61,520	$(11,521)
Profit/(loss) for the period used for calculation of EPS - dilutive	$161,353	$61,520	$(11,521)

Basic earnings per share:
Weighted average shares outstanding - basic	162,178,499	164,692,954	169,089,325

Diluted earnings per share:
Weighted average shares outstanding - basic	162,178,499	164,692,954	169,089,325
Dilutive equity awards [1]	178,236	157,137	-
Weighted average shares outstanding - dilutive	162,356,735	164,850,091	169,089,325

[1]	In 2023, 2022 and 2021, equity awards of nil, nil and 77,546, respectively, were excluded from the calculation of the dilutive weighted average shares outstanding due to being antidilutive.